UMB FUND SERVICES, INC.

803 West Michigan Street,

Milwaukee, Wisconsin 53233

(414) 299-2000

April 8, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Aspiriant Global Equity Trust (the “Trust”)(File Nos. 333-178600;

      811-22648)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find the XBRL exhibits for the risk/return summaries provided in the 497 filed on March 19, 2013.

Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,
/s/ Benjamin D Schmidt
AVP Fund Administration

Encl.